COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

		Shares	Value
COMMON STOCK	118.1%
AUSTRALIA	1.5%
AIRPORTS	0.0%
Sydney Airport		10,437	$55,062

ELECTRIC—REGULATED ELECTRIC	0.2%
Spark Infrastructure Group(a)		326,258	528,184

MATERIALS	0.5%
BHP Group PLC (GBP)		46,308	1,114,962

PIPELINES—C-CORP	0.2%
APA Group		57,839	409,864

REAL ESTATE	0.6%
DIVERSIFIED	0.4%
Charter Hall Group		55,029	401,283
GPT Group		117,119	516,426

			917,709

INDUSTRIALS	0.2%
Goodman Group		29,934	283,749

TOTAL REAL ESTATE			1,201,458

TOTAL AUSTRALIA			3,309,530

AUSTRIA	0.1%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		4,145	149,719

BELGIUM	0.1%
REAL ESTATE—RESIDENTIAL
Aedifica SA		1,323	126,295

BRAZIL	0.1%
RAILWAYS
Rumo SA(b)		42,309	206,934

CANADA	4.7%
ELECTRIC	0.4%
INTEGRATED ELECTRIC	0.1%
Emera, Inc.		6,698	250,458

REGULATED ELECTRIC	0.3%
Fortis, Inc.		18,347	678,084

TOTAL ELECTRIC			928,542

		Shares	Value
ENERGY—OIL & GAS	1.6%
Suncor Energy, Inc.(c)		110,490	$3,580,890

FINANCIAL—BANKS	0.9%
Bank of Nova Scotia/The		35,611	1,895,736

PIPELINES—C-CORP	1.3%
Enbridge, Inc.(c)		43,845	1,587,981
Pembina Pipeline Corp.		29,453	1,081,938
TransCanada Corp.		4,556	204,625

			2,874,544

REAL ESTATE	0.5%
OFFICE	0.3%
Allied Properties REIT		14,183	523,233

RESIDENTIAL	0.2%
Boardwalk REIT		16,907	515,933

TOTAL REAL ESTATE			1,039,166

TOTAL CANADA			10,318,878

CHINA	1.7%
GAS DISTRIBUTION	0.4%
Enn Energy Holdings Ltd. (HKD)		38,000	367,416
Towngas China Co., Ltd. (HKD)		531,000	417,362

			784,778

INFORMATION TECHNOLOGY—INTERNET SOFTWARE & SERVICES	0.4%
Tencent Holdings Ltd. (HKD)		16,388	753,644

PIPELINES—C-CORP	0.1%
Beijing Enterprises Holdings Ltd. (HKD)		45,500	257,932

REAL ESTATE—DIVERSIFIED	0.1%
China Overseas Land & Investment Ltd. (HKD)		68,000	258,142

TELECOMMUNICATION SERVICES	0.5%
China Mobile Ltd. (HKD)		96,500	983,446

TOLL ROADS	0.1%
Jiangsu Expressway Co., Ltd., Class H (HKD)		208,000	294,116

WATER	0.1%
Guangdong Investment Ltd. (HKD)		155,178	299,683

TOTAL CHINA			3,631,741

		Shares	Value
DENMARK	0.9%
MATERIALS—BIOTECHNOLOGY
Novozymes A/S, Class B		44,721	$2,056,169

FRANCE	6.0%
AIRPORTS	0.2%
Aeroports de Paris		2,979	576,108

CONSUMER STAPLES	2.0%
Danone SA(c)		57,022	4,393,718

ENERGY—OIL & GAS	0.7%
Total SA		26,362	1,464,384

FINANCIAL—BANKS	0.7%
BNP Paribas SA(c)		31,383	1,500,038

INDUSTRIALS—AEROSPACE & DEFENSE	0.9%
Thales SA(c)		16,763	2,007,316

RAILWAYS	0.3%
Getlink SE(a)		38,234	579,645

REAL ESTATE	0.4%
DIVERSIFIED	0.1%
Covivio		2,297	243,752

OFFICE	0.1%
Gecina SA		1,822	269,377

RETAIL	0.2%
Klepierre SA		10,494	367,040

TOTAL REAL ESTATE			880,169

TOLL ROADS	0.8%
Vinci SA		17,678	1,719,684

TOTAL FRANCE			13,121,062

GERMANY	2.9%
FINANCIAL—INSURANCE	0.9%
Allianz SE		9,178	2,041,376

HEALTH CARE—HEALTH CARE EQUIPMENT & SUPPLIES	1.3%
Siemens Healthineers AG, 144A(d)		66,464	2,769,756

REAL ESTATE	0.7%
OFFICE	0.1%
Alstria Office REIT AG		10,591	172,267

		Shares	Value
RESIDENTIAL	0.6%
ADO Properties SA, 144A(d)		2,174	$123,519
Deutsche Wohnen SE		17,514	849,311
Instone Real Estate Group AG, 144A(b),(d)		2,026	45,453
LEG Immobilien AG		2,141	262,863

			1,281,146

TOTAL REAL ESTATE			1,453,413

TOTAL GERMANY			6,264,545

HONG KONG	1.4%
REAL ESTATE
DIVERSIFIED	1.1%
CK Asset Holdings Ltd.		110,000	978,095
Hang Lung Properties Ltd.		141,000	344,150
New World Development Co., Ltd.		352,017	583,859
Swire Properties Ltd.		108,000	464,334

			2,370,438

RETAIL	0.3%
Link REIT		63,297	740,217

TOTAL HONG KONG			3,110,655

ITALY	0.5%
COMMUNICATIONS—TOWERS	0.3%
Infrastrutture Wireless Italiane S.p.A., 144A(d)		54,632	488,429

ELECTRIC—REGULATED ELECTRIC	0.2%
Terna Rete Elettrica Nazionale S.p.A.		75,997	481,490

TOTAL ITALY			969,919

JAPAN	9.3%
CONSUMER DISCRETIONARY—MEDIA	0.4%
CyberAgent, Inc.		19,600	798,466

FINANCIAL	2.2%
DIVERSIFIED FINANCIAL SERVICES	1.1%
ORIX Corp.(c)		160,500	2,301,857

INSURANCE	1.1%
Sompo Holdings, Inc.(a),(c)		67,150	2,482,908

TOTAL FINANCIAL			4,784,765

GAS DISTRIBUTION	0.3%
Tokyo Gas Co., Ltd.		22,000	594,216

		Shares	Value
INDUSTRIALS	1.5%
COMMERCIAL SERVICES & SUPPLIES	0.6%
Secom Co., Ltd.		15,500	$1,326,094

ELECTRICAL EQUIPMENT	0.9%
Fanuc Corp.(c)		11,800	2,010,142

TOTAL INDUSTRIALS			3,336,236

RAILWAYS	0.4%
Central Japan Railway Co.		1,800	417,558
West Japan Railway Co.		7,000	526,690

			944,248

REAL ESTATE	1.7%
DIVERSIFIED	1.3%
Activia Properties, Inc.		63	261,481
Invincible Investment Corp.		634	310,050
Mitsubishi Estate Co., Ltd.		35,199	636,936
NIPPON REIT Investment Corp.		32	123,288
Nomura Real Estate Master Fund, Inc.		159	234,131
Orix JREIT, Inc.		225	385,929
Sumitomo Realty & Development Co., Ltd.		9,000	372,408
Tokyo Tatemono Co., Ltd.		15,625	191,312
Tokyu Fudosan Holdings Corp.		61,740	368,780

			2,884,315

INDUSTRIALS	0.1%
Nippon Prologis REIT, Inc.		92	195,738

OFFICE	0.3%
Daiwa Office Investment Corp.		20	142,200
Nippon Building Fund, Inc.		52	351,890
Sekisui House REIT, Inc.		167	126,120

			620,210

TOTAL REAL ESTATE			3,700,263

TECHNOLOGY—ELECTRONIC EQUIPMENT & INSTRUMENTS	2.1%
Kyocera Corp.(c)		39,200	2,299,017
Sony Corp.(a),(c)		51,500	2,158,418

			4,457,435

TELECOMMUNICATION SERVICES	0.7%
KDDI Corp.(c)		75,100	1,616,110

TOTAL JAPAN			20,231,739

		Shares	Value
MEXICO	0.2%
AIRPORTS	0.2%
Grupo Aeroportuario del Pacifico SAB de CV, Class B		35,451	$314,288

ELECTRIC—REGULATED ELECTRIC	0.0%
Infraestructura Energetica Nova SAB de CV		19,494	78,337

TOTAL MEXICO			392,625

NETHERLANDS	0.8%
FINANCIAL—BANKS
ABN AMRO Group NV, 144A(d)		76,044	1,714,578

NEW ZEALAND	0.2%
AIRPORTS
Auckland International Airport Ltd.		78,679	436,144

NORWAY	0.1%
REAL ESTATE—OFFICE
Entra ASA, 144A(d)		17,890	270,063

SINGAPORE	0.2%
REAL ESTATE
DIVERSIFIED	0.1%
Capitaland Ltd.		62,500	168,327
City Developments Ltd.		32,100	214,355

			382,682

HEALTH CARE	0.1%
Parkway Life Real Estate Investment Trust		64,800	139,617

TOTAL SINGAPORE			522,299

SPAIN	0.5%
ELECTRIC—INTEGRATED ELECTRIC	0.3%
Iberdrola SA		64,162	563,266

REAL ESTATE	0.2%
DIVERSIFIED	0.1%
Merlin Properties Socimi SA		11,108	145,351

OFFICE	0.1%
Inmobiliaria Colonial Socimi SA		28,081	288,696

TOTAL REAL ESTATE			434,047

TOTAL SPAIN			997,313

		Shares	Value
SWEDEN	1.7%
COMMUNICATIONS—TELECOMMUNICATIONS	0.4%
Telia Co. AB		179,800	$811,269

INDUSTRIALS—AEROSPACE & DEFENSE	1.1%
Saab AB, Class B(c)		76,998	2,467,136

REAL ESTATE	0.2%
DIVERSIFIED	0.1%
Castellum AB		13,353	259,023

RETAIL	0.1%
Catena AB		6,545	181,272

TOTAL REAL ESTATE			440,295

TOTAL SWEDEN			3,718,700

SWITZERLAND	3.5%
CONSUMER—NON-CYCLICAL—FOOD	1.8%
Nestle SA(c)		40,543	3,863,952

HEALTH CARE—PHARMACEUTICALS	1.7%
Roche Holding AG(c)		13,690	3,771,882

TOTAL SWITZERLAND			7,635,834

UNITED KINGDOM	10.1%
CONSUMER STAPLES	3.4%
BEVERAGE	1.5%
Diageo PLC(c)		80,372	3,284,874

PERSONAL PRODUCTS	1.9%
Unilever NV (EUR)		71,952	4,179,276

TOTAL CONSUMER STAPLES			7,464,150

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	1.3%
Compass Group PLC(c)		118,720	2,790,241

ELECTRIC—REGULATED ELECTRIC	0.2%
National Grid PLC		49,999	554,051

FINANCIAL	1.9%
DIVERSIFIED FINANCIAL SERVICES	1.0%
London Stock Exchange Group PLC		36,249	2,243,066

INSURANCE	0.9%
Beazley PLC(c)		276,507	1,854,702

TOTAL FINANCIAL			4,097,768

		Shares	Value
HEALTH CARE—PHARMACEUTICALS	1.7%
GlaxoSmithKline PLC		177,801	$3,697,819

MATERIALS—CONTAINERS & PACKAGING	0.4%
DS Smith PLC(c)		212,675	930,438

REAL ESTATE	0.7%
DIVERSIFIED	0.2%
British Land Co., PLC		39,875	305,898
LondonMetric Property PLC		51,907	135,010

			440,908

HEALTH CARE	0.1%
Assura PLC		233,167	174,317

INDUSTRIALS	0.2%
Segro PLC		46,109	404,408

RESIDENTIAL	0.1%
UNITE Group PLC		10,402	124,304

SELF STORAGE	0.1%
Big Yellow Group PLC		10,808	139,572
Safestore Holdings PLC		19,298	149,928

			289,500

TOTAL REAL ESTATE			1,433,437

WATER	0.5%
United Utilities Group PLC		95,340	1,011,286

TOTAL UNITED KINGDOM			21,979,190

UNITED STATES	71.6%
COMMUNICATIONS	3.6%
TELECOMMUNICATION	1.1%
Motorola Solutions, Inc.(a),(c)		17,177	2,411,994

TOWERS	2.5%
American Tower Corp.(a)		13,721	2,703,860
Crown Castle International Corp.(a)		11,303	1,446,784
SBA Communications Corp.(a),(b)		6,133	1,224,515

			5,375,159

TOTAL COMMUNICATIONS			7,787,153

CONSUMER—CYCLICAL—SPECIALTY RETAIL	3.2%
Dollar Tree, Inc.(b),(c)		45,990	4,830,789
Lowe’s Cos., Inc.(c)		19,410	2,124,813

			6,955,602

		Shares	Value
CONSUMER DISCRETIONARY	2.9%
HOTELS, RESTAURANTS & LEISURE	0.5%
Royal Caribbean Cruises Ltd.(c)		9,212	$1,055,879

INTERNET & CATALOG RETAIL	2.4%
Amazon.com, Inc.(a),(b),(c)		2,897	5,158,833

TOTAL CONSUMER DISCRETIONARY			6,214,712

CONSUMER—NON-CYCLICAL	6.3%
AGRICULTURE	3.0%
Philip Morris International, Inc.(a),(c)		72,893	6,443,012

BEVERAGE	1.7%
Molson Coors Brewing Co., Class B(a),(c)		63,975	3,816,109

RETAIL	1.6%
CVS Health Corp.(a),(c)		64,062	3,454,864

TOTAL CONSUMER—NON-CYCLICAL			13,713,985

ELECTRIC	1.3%
INTEGRATED ELECTRIC	0.6%
Evergy, Inc.(a),(c)		8,495	493,135
FirstEnergy Corp.(a),(c)		11,417	475,061
NextEra Energy, Inc.(a)		1,196	231,211

			1,199,407

REGULATED ELECTRIC	0.7%
Alliant Energy Corp.(a),(c)		10,300	485,439
Edison International(a)		9,981	618,024
WEC Energy Group, Inc.(a),(c)		2,656	210,036
Xcel Energy, Inc.(a)		4,329	243,333

			1,556,832

TOTAL ELECTRIC			2,756,239

ENERGY—OIL & GAS	2.0%
Marathon Petroleum Corp.(a),(c)		37,985	2,273,402
Occidental Petroleum Corp.(c)		31,925	2,113,435

			4,386,837

FINANCIAL	8.4%
BANKS	1.8%
Bank of America Corp.(c)		138,713	3,827,092

		Shares	Value
CREDIT CARD	1.0%
American Express Co.(a),(c)		19,526	$2,134,192

DIVERSIFIED FINANCIAL SERVICES	3.3%
BlackRock, Inc.(c)		3,320	1,418,868
JPMorgan Chase & Co.(c)		18,891	1,912,336
Morgan Stanley(a),(c)		91,202	3,848,725

			7,179,929

INSURANCE	2.3%
Chubb Ltd.(a),(c)		21,130	2,959,890
Willis Towers Watson PLC(a),(c)		12,283	2,157,509

			5,117,399

TOTAL FINANCIAL			18,258,612

GAS DISTRIBUTION	0.2%
Atmos Energy Corp.(a)		5,206	535,854

HEALTH CARE	7.6%
HEALTH CARE EQUIPMENT & SUPPLIES	0.7%
Abbott Laboratories(c)		19,889	1,589,927

HEALTH CARE PRODUCTS	3.7%
Danaher Corp.(c)		19,643	2,593,269
Johnson & Johnson(a),(c)		22,407	3,132,275
Thermo Fisher Scientific, Inc.(a)		8,124	2,223,701

			7,949,245

HEALTH CARE PROVIDERS & SERVICES	3.2%
Anthem, Inc.(a),(c)		12,936	3,712,373
Laboratory Corp. of America Holdings(a),(b),(c)		21,740	3,325,785

			7,038,158

TOTAL HEALTH CARE			16,577,330

INDUSTRIALS	4.0%
AEROSPACE & DEFENSE	1.1%
Northrop Grumman Corp.(a),(c)		9,229	2,488,138

			2,488,138

AIR FREIGHT & COURIERS	1.9%
United Parcel Service, Inc. Class B(c)		36,771	4,108,792

ENVIROMENTAL CONTROL	1.0%
Waste Management, Inc.(c)		20,938	2,175,668

TOTAL INDUSTRIALS			8,772,598

		Shares	Value
INFORMATION TECHNOLOGY	5.4%
INTERNET SOFTWARE & SERVICES	2.5%
Facebook, Inc., Class A(b),(c)		12,645	$2,107,795
Palo Alto Networks, Inc.(a),(b),(c)		13,299	3,230,061

			5,337,856

IT CONSULTING & SERVICES	2.9%
Accenture PLC, Class A(c)		16,510	2,906,090
DXC Technology Co.(c)		53,292	3,427,209

			6,333,299

TOTAL INFORMATION TECHNOLOGY			11,671,155

MATERIALS—CHEMICALS	1.4%
Air Products & Chemicals, Inc.(a),(c)		7,790	1,487,578
Ecolab, Inc.(a),(c)		9,472	1,672,187

			3,159,765

PIPELINES	2.9%
PIPELINES—C-CORP	2.4%
Antero Midstream Corp.		14,992	206,590
Cheniere Energy, Inc.(b),(c)		20,580	1,406,849
Kinder Morgan, Inc.(a),(c)		76,244	1,525,642
Plains GP Holdings LP, Class A(a),(c)		35,322	880,224
Targa Resources Corp.(a),(c)		15,100	627,405
Williams Cos., Inc.(a),(c)		22,287	640,083

			5,286,793

PIPELINES—MLP	0.5%
Buckeye Partners LP		10,050	341,901
Enterprise Products Partners LP(a)		24,100	701,310

			1,043,211

TOTAL PIPELINES			6,330,004

REAL ESTATE	7.3%
DATA CENTERS	0.4%
CyrusOne, Inc.(a)		6,113	320,566
Digital Realty Trust, Inc.(a)		5,002	595,238

			915,804

		Shares	Value
HEALTH CARE	0.8%
Sabra Health Care REIT, Inc.(a)		15,709	$305,854
Welltower, Inc.(a)		17,933	1,391,601

			1,697,455

HOTEL	0.4%
Park Hotels & Resorts, Inc.(a)		11,549	358,943
Pebblebrook Hotel Trust(a)		10,851	337,032
Sunstone Hotel Investors, Inc.(a)		10,050	144,720

			840,695

INDUSTRIALS	0.8%
Americold Realty Trust(a)		10,029	305,985
Prologis, Inc.(a)		19,800	1,424,610

			1,730,595

NET LEASE	0.6%
Agree Realty Corp.(a)		4,235	293,655
VEREIT, Inc.		84,799	709,768
VICI Properties, Inc.(a)		14,358	314,153

			1,317,576

OFFICE	0.4%
Empire State Realty Trust, Inc., Class A(a)		17,705	279,739
Kilroy Realty Corp.(a)		8,900	676,044

			955,783

RESIDENTIAL	2.2%
APARTMENT	1.3%
Apartment Investment & Management Co., Class A		4,943	248,584
Essex Property Trust, Inc.(a)		3,375	976,185
UDR, Inc.(a)		35,744	1,624,922

			2,849,691

MANUFACTURED HOME	0.5%
Equity LifeStyle Properties, Inc.(a)		4,451	508,749
Sun Communities, Inc.(a)		4,975	589,637

			1,098,386

SINGLE FAMILY	0.4%
Invitation Homes, Inc.(a)		30,832	750,142

TOTAL RESIDENTIAL			4,698,219

		Shares	Value
SELF STORAGE	0.8%
Extra Space Storage, Inc.(a)		8,396	$855,636
Life Storage, Inc.(a)		2,899	281,986
Public Storage		2,839	618,277

			1,755,899

SHOPPING CENTERS	0.9%
COMMUNITY CENTER	0.5%
Regency Centers Corp.(a)		6,645	448,471
SITE Centers Corp.(a)		10,100	137,562
Weingarten Realty Investors(a)		14,556	427,510

			1,013,543

FREE STANDING	0.3%
Realty Income Corp.(a)		10,436	767,672

REGIONAL MALL	0.1%
Taubman Centers, Inc.(a)		3,882	205,280

TOTAL SHOPPING CENTERS			1,986,495

TOTAL REAL ESTATE			15,898,521

TECHNOLOGY	13.0%
COMPUTERS	1.7%
Apple, Inc.(a),(c)		19,420	3,688,829

INTERNET SERVICE PROVIDER	1.9%
Alphabet, Inc. Class A(a),(b),(c)		3,648	4,293,295

SEMICONDUCTORS	1.9%
Broadcom, Inc.(a)		13,763	4,138,672

SERVICES	3.0%
Visa, Inc. Class A(c)		41,718	6,515,934

SOFTWARE	4.5%
Microsoft Corp.(a),(c)		83,107	9,801,639

TOTAL TECHNOLOGY			28,438,369

TELECOMMUNICATION—COMMUNICATIONS	1.6%
AT&T, Inc.(a),(c)		112,149	3,516,993

WATER	0.5%
American Water Works Co., Inc.(a),(c)		10,298	1,073,669

TOTAL UNITED STATES			156,047,398

TOTAL COMMON STOCK (Identified cost—$227,271,920)			257,211,330

		Shares	Value
CLOSED-END FUNDS	1.2%
CANADA	0.0%
COMMODITIES
Sprott Physical Gold and Silver Trust (USD)(b)		4,369	$54,176

UNITED KINGDOM	0.0%
EMERGING MARKETS EQUITY
Templeton Emerging Markets Investment Trust PLC		10,784	107,589

UNITED STATES	1.2%
COVERED CALL	0.0%
Columbia Seligman Premium Technology Growth Fund, Inc.		2,848	57,188

EMERGING MARKETS EQUITY	0.1%
Templeton Emerging Markets Fund(a)		5,585	83,105

EQUITY TAX—ADVANTAGED	0.2%
Eaton Vance Tax-Advantaged Dividend Income Fund(a),(c)		5,714	127,365
Gabelli Dividend & Income Trust(a)		5,166	109,932
John Hancock Tax-Advantaged Dividend Income Fund(a)		5,275	130,820

			368,117

FINANCIAL	0.0%
John Hancock Financial Opportunities Fund		2,425	77,357

MASTER LIMITED PARTNERSHIPS	0.2%
First Trust Energy Income and Growth Fund(a),(c)		7,638	166,050
First Trust New Opportunities MLP & Energy Fund		7,843	72,626
Kayne Anderson MLP Investment Company(c)		6,305	101,069
Neuberger Berman MLP Income Fund, Inc.		7,272	57,885
Tortoise MLP Fund, Inc.		4,865	68,208

			465,838

MULTI-SECTOR	0.3%
PIMCO Dynamic Credit Income Fund(a)		7,071	165,674
PIMCO Dynamic Income Fund(a),(c)		4,476	143,545
PIMCO High Income Fund(c)		18,490	166,780
PIMCO Income Opportunity Fund(a),(c)		4,614	122,871
PIMCO Income Strategy Fund II(c)		11,105	114,270

			713,140

MUNICIPAL	0.1%
Nuveen Municipal Credit Income Fund(a)		6,819	102,762
Nuveen Municipal Value Fund, Inc.		5,471	54,710

			157,472

		Shares	Value
PREFERRED	0.0%
Nuveen Preferred Income Opportunities Fund		8,048	$76,697

REAL ESTATE	0.1%
Neuberger Berman Real Estate Securities Income Fund, Inc.		14,976	74,431
Nuveen Real Estate Income Fund		7,000	72,520

			146,951

U.S. GENERAL EQUITY	0.1%
Gabelli Equity Trust, Inc.(a)		14,664	90,184

U.S. HYBRID (GROWTH & INCOME)	0.0%
Guggenheim Strategic Opportunities Fund		3,975	78,109

UTILITY	0.1%
Reaves Utility Income Fund(a),(c)		6,100	205,448

TOTAL UNITED STATES			2,519,606

TOTAL CLOSED-END FUNDS (Identified cost—$2,662,845)			2,681,371

EXCHANGE-TRADED FUNDS—UNITED STATES	0.2%
CONSUMER DISCRETIONARY	0.0%
Consumer Discretionary Select Sector SPDR ETF		761	86,640

FINANCIAL	0.1%
Financial Select Sector SPDR Fund(a)		4,062	104,434

U.S. EQUITY	0.1%
SPDR S&P 500 ETF Trust(a)		500	141,240
Vanguard S&P 500 ETF Trust		400	103,816

			245,056

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$412,272)			436,130

PREFERRED SECURITIES—$25 PAR VALUE	3.1%
BERMUDA	0.1%
INSURANCE—PROPERTY CASUALTY
Enstar Group Ltd., 7.00% to 9/1/28, Series D (USD)(e),(f)		7,050	179,564
CANADA	0.2%
PIPELINES
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (USD)(e)		20,000	520,000

		Shares	Value
UNITED STATES	2.8%
BANKS	0.7%
Citigroup, Inc., 6.875% to 11/15/23, Series K(e),(f)		30,000	$812,100
JPMorgan Chase & Co., 5.75%, Series DD(f)		30,000	771,900

			1,584,000

ELECTRIC	0.6%
INTEGRATED ELECTRIC	0.3%
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(e)		25,750	675,937

REGULATED ELECTRIC	0.3%
CMS Energy Corp., 5.875%, due 3/1/79		19,875	511,781
Duke Energy Corp., 5.75%, Series A(f)		3,625	92,556

			604,337

TOTAL ELECTRIC			1,280,274

FINANCIAL	0.4%
Morgan Stanley, 6.875% to 1/15/24, Series F(e),(f)		29,555	817,196

INSURANCE	0.6%
LIFE/HEALTH INSURANCE	0.3%
Unum Group, 6.25%, due 6/15/58		22,000	574,860

PROPERTY CASUALTY	0.1%
Axis Capital Holdings Ltd., 5.50%, Series E(f)		11,000	262,130

REINSURANCE	0.2%
Arch Capital Group Ltd., 5.25%, Series E(f)		10,833	249,593
Arch Capital Group Ltd., 5.45%, Series F(f)		11,126	269,694

			519,287

TOTAL INSURANCE			1,356,277

PIPELINES	0.2%
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(e),(f)		20,000	510,000

REAL ESTATE—DIVERSIFIED	0.1%
Wells Fargo Real Estate Investment Corp., 6.375%, Series A(f)		7,875	202,072

UTILITIES	0.2%
NiSource, Inc., 6.50% to 3/15/24, Series B(e),(f)		11,538	304,026

TOTAL UNITED STATES			6,053,845

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$6,570,703)			6,753,409

		Principal Amount	Value
PREFERRED SECURITIES—CAPITAL SECURITIES	7.5%
AUSTRALIA	0.6%
INSURANCE
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (USD)(e),(g)		$1,155,000	$1,226,004

CANADA	0.1%
PIPELINES
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (USD)(e)		200,000	198,795

FINLAND	0.1%
BANKS
Nordea Bank Abp, 6.625% to 3/26/26, 144A (USD)(d),(e),(f),(h)		200,000	199,750

FRANCE	1.2%
BANKS
BNP Paribas SA, 7.375% to 8/19/25, 144A (USD)(d),(e),(f),(h)		600,000	637,317
BNP Paribas SA, 7.625% to 3/30/21, 144A (USD)(d),(e),(f),(h)		400,000	419,656
Credit Agricole SA, 7.875% to 1/23/24, 144A (USD)(d),(e),(f),(h)		400,000	430,346
Credit Agricole SA, 8.125% to 12/23/25, 144A (USD)(d),(e),(f),(h)		600,000	675,570
Societe Generale SA, 8.00% to 9/29/25, 144A (USD)(d),(e),(f),(h)		400,000	425,378

TOTAL FRANCE			2,588,267

JAPAN	0.1%
INSURANCE—PROPERTY CASUALTY
Mitsui Sumitomo Insurance Co., Ltd., 4.95% to 3/6/29, 144A (USD)(d),(e),(f)		200,000	204,875

SWEDEN	0.2%
BANKS
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (USD)(e),(f),(g),(h)		400,000	402,250

SWITZERLAND	0.6%
BANKS
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (USD)(d),(e),(f),(h)		400,000	411,734
UBS Group Funding Switzerland AG, 6.875% to 8/7/25 (USD)(e),(f),(g),(h)		600,000	601,538
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (USD)(d),(e),(f),(h)		400,000	406,246

TOTAL SWITZERLAND			1,419,518

		Principal Amount	Value
UNITED KINGDOM	0.5%
BANKS	0.5%
Barclays PLC, 7.875% to 3/15/22 (USD)(e),(f),(g),(h)		$200,000	$207,302
HSBC Holdings PLC, 6.875% to 6/1/21 (USD)(e),(f),(h)		400,000	418,444
Lloyds Banking Group PLC, 7.50% to 9/27/25 (USD)(e),(f),(h)		200,000	203,129
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (USD)(e),(f),(h)		200,000	215,000

			1,043,875

INTEGRATED TELECOMMUNICATIONS SERVICES	0.0%
Vodafone Group PLC, 7.00% to 4/4/29, due 4/4/79 (USD)(e)		100,000	101,820

			1,145,695

UNITED STATES	4.1%
BANKS	2.6%
Bank of America Corp., 6.25% to 9/5/24, Series X(e),(f)		700,000	742,409
Bank of America Corp., 6.50% to 10/23/24, Series Z(e),(f)		1,037,000	1,125,793
Citigroup, Inc., 6.125% to 11/15/20, Series R(e),(f)		1,000,000	1,020,390
Citigroup, Inc., 6.25% to 8/15/26, Series T(e),(f)		700,000	737,405
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(e),(f)		500,000	526,708
Wells Fargo & Co., 6.381%, (3 Month US LIBOR + 3.77%), Series K (FRN)(f),(i)		500,000	503,750
Wells Fargo & Co., 5.875% to 6/15/25, Series U(e),(f)		1,000,000	1,069,445

			5,725,900

ELECTRIC—REGULATED ELECTRIC	0.1%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(e),(f)		110,000	111,852

INSURANCE	1.4%
LIFE/HEALTH INSURANCE	0.9%
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(e)		1,000,000	1,041,475
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(e)		500,000	493,237
Voya Financial, Inc., 6.125% to 9/15/23, Series A(e),(f)		560,000	568,728

			2,103,440

PROPERTY CASUALTY	0.5%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(e)		1,100,000	1,103,877

TOTAL INSURANCE			3,207,317

TOTAL UNITED STATES			9,045,069

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$16,189,603)			16,430,223

		Shares	Value
SHORT-TERM INVESTMENTS	2.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35%(j)		4,239,374	$4,239,374

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,239,374)			4,239,374

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$257,346,717)	132.1%		287,751,837
WRITTEN OPTION CONTRACTS	(1.0)		(2,186,000)
LIABILITIES IN EXCESS OF OTHER ASSETS	(31.1)		(67,671,890)

NET ASSETS (Equivalent to $9.42 per share based on 23,142,068 shares of common stock outstanding)	100.0%		$217,893,947

Exchange-Traded Option Contracts
Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(k)	Premiums Received	Value
Call — S&P 500 Index	$2,830	4/18/19	(100)	$(28,344,000)	$(353,896)	$(338,000)
Call — S&P 500 Index	2,820	4/18/19	(462)	(130,949,280)	(1,692,500)	(1,848,000)
			(562)	$(159,293,280)	$(2,046,396)	$(2,186,000)

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
LIBOR	London Interbank Offered Rate

MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	All or a portion of the security is pledged in connection with written option contracts. $34,595,573 in aggregate has been pledged as collateral.
(b)	Non-income producing security.
(c)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $137,667,332 in aggregate has been pledged as collateral.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $9,222,670 which represents 4.2% of the net assets of the Fund, of which 0.0% are illiquid.

(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(g)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $2,437,094 which represents 1.1% of the net assets of the Fund, of which 0.0% are illiquid.

(h)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $5,653,660 which represents 2.6% of the net assets of the Fund (2.0% of the managed assets of the Fund).

(i)	Variable rate. Rate shown is in effect at March 31, 2019.
(j)	Rate quoted represents the annualized seven-day yield.
(k)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

Sector Summary	% of Managed Assets
Financial	12.3
Technology	11.5
Real Estate	10.9
Health Care	9.4
Consumer—Non-Cyclical	6.1
Industrials	5.8
Banks	4.4
Information Technology	4.3
Consumer Staples	4.1
Pipelines	3.9
Consumer—Cyclical	3.4
Energy	3.3
Communications	3.2
Materials	2.5
Consumer Discretionary	2.5
Electric	2.5
Other	2.3
Insurance	2.2
Telecommunication Services	2.1
Water	0.8
Toll Roads	0.7
Gas Distribution	0.7
Railways	0.6
Airports	0.5

100.0

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$257,211,330	$257,211,330	$—	$—
Closed-End Funds	2,681,371	2,681,371	—	—
Exchange-Traded Funds	436,130	436,130	—	—
Preferred Securities—$25 Par Value:
United States	6,053,845	5,285,352	768,493	—
Other Countries	699,564	699,564	—	—
Preferred Securities—Capital Securities	16,430,223	—	16,430,223	—
Short-Term Investments	4,239,374	—	4,239,374	—

Total Investments in Securities(a)	$287,751,837	$266,313,747	$21,438,090	$—

Written Option Contracts	$(2,186,000)	$(2,186,000)	$—	$—

Total Derivative Liabilities(a)	$(2,186,000)	$(2,186,000)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s written option contracts activity for the three months ended March 31, 2019:

Written Option Contracts
Average Notional Amount(a)	$154,304,868

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.